SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Debt [Abstract]
Schedule of Short-Term Bank Credit
		Weighted average interest
	Currency	December 31,		December 31,
		2021	2020	2021	2020
		%

Short-term bank credit (c)	USD	-	3.3	$-	$8,326
Short-term bank credit	INR	11.4	12.6	$3,034	$2,816
Current maturities of Long-term bank loan and other (d)	INR	11.4	12.6	$9,489	$1,980
Total				$12,523	$13,122